Stock Options - Number and Weighted Average Exercise Prices ("WAEP") of, and Movements in Stock Options (Parenthetical) (Detail)			12 Months Ended
	Sep. 01, 2017	Jul. 01, 2015	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock split ratio	2	3
Weighted average share price at the date of exercise of stock options			¥ 4,888	¥ 2,764